Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Revenues and Percentage of Consolidated Voyage Revenues from Top Customers
The following table presents voyage revenues and percentage of consolidated voyage revenues for the Company’s customers who accounted for 10% or more of the Company's consolidated voyage revenues during any of the years presented in these consolidated financial statements.

(U.S. Dollars in millions)	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023

INEOS Europe AG(i)	$114.1 or 18%	$115.4 or 16%	$114.1 or 16%
Shell Plc. and subsidiaries(ii)	$95.3 or 15%	$115.2 or 16%	$118.9 or 16%
Ras Laffan Liquefied Natural Gas Company Ltd.(ii)	$75.1 or 12%	$75.0 or 11%	$74.2 or 10%
(i)NGL segment.
(ii)LNG segment.

Segment Reporting Information
The following tables include results for these segments for the years presented in these consolidated financial statements.

	Year Ended December 31, 2025
	LNG Segment $	NGL Segment $	Total $
Voyage revenues	522,468	114,490	636,958
Voyage expenses	(11,178)	(903)	(12,081)
Vessel operating expenses	(186,710)	(35,930)	(222,640)
Depreciation and amortization	(111,816)	(32,166)	(143,982)
General and administrative expenses(i)	(30,971)	(3,481)	(34,452)
Write-down and loss on sale of vessels (note 18a)	(71,006)	—	(71,006)
Restructuring charges (note 17)	(21,927)	—	(21,927)
Income from vessel operations	88,860	42,010	130,870

Equity income (note 7)	67,525	25,716	93,241
Investment in and advances to equity-accounted joint ventures, net	1,142,885	214,977	1,357,862
Expenditures for vessels and equipment, including advances on newbuilding contracts	(59,302)	(1,293)	(60,595)
Expenditures for dry docking	(4,233)	(12,614)	(16,847)

	Year Ended December 31, 2024
	LNG Segment $	NGL Segment $	Total $
Voyage revenues	566,614	144,130	710,744
Voyage expenses	(4,598)	(6,996)	(11,594)
Vessel operating expenses	(181,427)	(49,469)	(230,896)
Time-charter hire expenses	—	(8,237)	(8,237)
Depreciation and amortization	(111,339)	(31,325)	(142,664)
General and administrative expenses(i)	(23,402)	(5,686)	(29,088)
(Write-down) and gain on sales of vessels (note 18)	(387,109)	4,339	(382,770)
(Loss) income from vessel operations	(141,261)	46,756	(94,505)

Equity income (note 7)	94,577	27,702	122,279
Investment in and advances to equity-accounted joint ventures, net	1,158,718	187,860	1,346,578
Expenditures for vessels and equipment, including advances on newbuilding contracts	(256,540)	(645)	(257,185)
Expenditures for dry docking	(4,623)	(3,316)	(7,939)

	Year Ended December 31, 2023
	LNG Segment $	NGL Segment $	Total $
Voyage revenues	563,514	163,277	726,791
Voyage expenses	(6,715)	(14,725)	(21,440)
Vessel operating expenses	(175,382)	(57,278)	(232,660)
Time-charter hire expenses	—	(8,777)	(8,777)
Depreciation and amortization	(110,477)	(35,251)	(145,728)
General and administrative expenses(i)	(24,111)	(6,800)	(30,911)
Gain (write-down) and gain (loss) on sales of vessels (note 18)	35,807	(7,816)	27,991
Income from vessel operations	282,636	32,630	315,266

Equity income (note 7)	120,021	28,985	149,006
Investment in and advances to equity-accounted joint ventures, net	1,151,581	160,158	1,311,739
Expenditures for vessels and equipment, including advances on newbuilding contracts	(102,809)	(87)	(102,896)
Expenditures for dry docking	(26,633)	(1,287)	(27,920)
(i)Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

Reconciliation of Total Segment Assets
A reconciliation of total segment assets to consolidated total assets presented in the Company's consolidated balance sheets is as follows:

	December 31, 2025 $	December 31, 2024 $
Total assets of the LNG segment	4,157,470	4,378,066
Total assets of the NGL segment	857,258	846,929
Unallocated:
Cash and cash equivalents	122,906	153,726
Consolidated total assets	5,137,634	5,378,721